TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Jun. 30, 2025
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables

	2025	2024
	US$	US$
Current
Receivables from U.S. Government(1)	774,248	1,655,435
Receivables from other third-parties	49,020	646,575
Total trade and other receivables	823,268	2,302,010
Notes:
(1)See Note 1(aa) for additional details.